Capital and Reserves (Details) - Schedule of Issued Share Capital (Parentheticals)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 SFr / shares
Ordinary Shares Nominal Value [member]
Schedule of Issued Share Capital [Line Items]
Nominal value of common shares | (per share)	$ 0.002	SFr 0.002